Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Derivative Instruments and Hedges, Liabilities, Noncurrent	$ 37,059	$ 45,797
Current
Cash and cash equivalents	177,071	244,241
Restricted cash – current (notes 7 and 10)	53,599	22,326
Accounts receivable, including non-trade of $14,972 (2017 – $13,203)	29,679	24,054
Prepaid expenses	4,800	6,539
Vessels held for sale (notes 14a and 14b)	29,911	33,671
Current portion of derivative assets (note 10)	3,054	1,078
Current portion of net investments in direct financing leases (note 5b)	10,453	9,884
Advances to affiliates (notes 9b and 10)	8,538	7,300
Other current assets (note 2)	2,035	0
Total current assets	319,140	349,093
Restricted cash – long-term (note 7)	29,823	72,868
Vessels and equipment
At cost, less accumulated depreciation of $673,065 (2017 – $681,991)	1,349,449	1,416,381
Vessels related to capital leases, at cost, less accumulated depreciation of $43,659 (2017 – $25,883) (note 5a)	1,406,462	1,044,838
Advances on newbuilding contracts (note 9d)	349,169	444,493
Total vessels and equipment	3,105,080	2,905,712
Investments in and advances to equity-accounted joint ventures (note 6)	1,100,674	1,094,596
Net investments in direct financing leases (note 5b)	480,294	486,106
Derivative Instruments and Hedges, Noncurrent	12,878	6,172
Intangible assets – net	56,650	61,078
Goodwill – liquefied gas segment	35,631	35,631
Other assets (note 5b)	8,055	8,043
Total assets	5,148,225	5,019,299
Current
Accounts payable	2,973	3,509
Accrued liabilities (notes 10, 11c and 14c)	123,713	45,757
Unearned revenue (note 5b)	25,227	25,873
Current portion of long-term debt (note 7)	372,378	552,404
Current obligations related to capital leases (note 5a)	83,374	106,946
In-process contracts	3,445	7,946
Current portion of derivative liabilities (note 10)	64,329	79,139
Advances from affiliates (note 9b)	18,959	12,140
Total current liabilities	694,398	833,714
Long-term debt (note 7)	1,355,377	1,245,588
Long-term obligations related to capital leases (note 5a)	1,123,419	904,603
Other long-term liabilities (note 5a)	42,369	58,174
Total liabilities	3,252,622	3,087,876
Commitments and contingencies (notes 5, 7, 10 and 11)
Equity
Limited Partners - preferred units (11.8 million units issued and outstanding at June 30, 2018 and December 31, 2017)	1,502,492	1,539,248
Limited Partners - preferred units (11.8 million units issued and outstanding at June 30, 2018 and December 31, 2017)	285,159	285,159
General Partner	49,403	50,152
Accumulated other comprehensive income	11,772	4,479
Partners' equity	1,848,826	1,879,038
Non-controlling interest	46,777	52,385
Total equity	1,895,603	1,931,423
Total liabilities and total equity	$ 5,148,225	$ 5,019,299